Income taxes (CIT Reconciliation) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income taxes [Abstract]
CIT at rate of 25%	$ 58,070,622	$ 40,410,655	$ 22,113,907
Tax effect of non-deductible expenses	11,166,825	2,562,233	3,527,302
Tax effect of non-taxable income			(623,524)
Unrecognized tax benefit	(4,994,595)
LAT expense	25,390,667	25,582,339	16,154,567
CIT benefit of LAT	(6,347,667)	(6,395,585)	(4,038,642)
Changes in valuation allowance	(7,856,467)	(3,115,025)	19,154
International rate difference	(336,247)	(397,031)	252,290
Income tax on undistributed earnings of PRC subsidiaries	2,204,619	3,680,000
Adjustment of estimated income tax accruals	(3,038,183)	(3,988,507)
Others	(84,947)	298,410	(71,680)
Actual income tax expense	$ 74,174,627	$ 58,637,489	$ 37,333,374